UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-08777

CREDIT SUISSE HIGH YIELD BOND FUND

(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices) (Zip Code)

John G. Popp

Credit Suisse High Yield Bond Fund

Eleven Madison Avenue

New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019 to April 30, 2020

Item 1. Reports to Stockholders.

Credit Suisse High Yield Bond Fund

Eleven Madison Avenue

New York, NY 10010

Trustees

Steven N. Rappaport

Chairman of the Board

Laura A. DeFelice

Jeffrey E. Garten

Mahendra R. Gupta

John G. Popp

Officers

John G. Popp

Chief Executive Officer and President

Thomas J. Flannery

Chief Investment Officer

Emidio Morizio

Chief Compliance Officer

Lou Anne McInnis

Chief Legal Officer

Omar Tariq

Chief Financial Officer and Treasurer

Karen Regan

Senior Vice President and Secretary

Investment Adviser

Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, NY 10010

Administrator and Custodian

State Street Bank and Trust Co.

One Lincoln Street

Boston, MA 02111

Shareholder Servicing Agent

Computershare Trust Company, N.A.

P.O. Box 30170

College Station, TX 77842-3170

Legal Counsel

Willkie Farr & Gallagher LLP

787 7th Avenue

New York, NY 10019

Independent Registered Public Accounting Firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Credit Suisse

High Yield Bond Fund

SEMIANNUAL REPORT

April 30, 2020

(unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser’s Report

April 30, 2020 (unaudited)

May 19, 2020

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse High Yield Bond Fund (the “Fund”) for the six-month period April 30, 2020.

Performance Summary

11/01/19 – 04/30/20

Fund & Benchmark	Performance
Total Return (based on net asset value (“NAV”))[1]	(13.81)%
Total Return (based on market value)[1]	(23.41)%
ICE BofAML US High Yield Constrained Index[2]	(7.69)%

Market Review: A negative period for the high yield asset class, and risk assets generally

Despite a strong end to 2019, the six-month period ended April 30, 2020 was a negative one for the high yield asset class. The ICE BofAML US High Yield Constrained Index (the “Index”), the Fund’s benchmark, lost 7.69%, as the spread of COVID-19 caused a global economic slowdown. Due to this, the high yield asset class significantly deteriorated in the first quarter of 2020, although it partially rebounded in April. The 10-year U.S. Treasury rate tightened by 107 basis points over the period, although this can be attributed more to a risk-off sentiment than anything else. Overall, yields widened to end the period at 8.20% (237 basis points wider than November 1, 2019), while spreads widened to +775 basis points (353 points wider than the previous period).

For the period, BB-rated bonds significantly outperformed the Index, returning -4.07%, while B-rated bonds somewhat underperformed the Index, with returns of -8.64%. CCC-rated bonds severely underperformed the Index, losing -19.25%.

From an industry perspective, telecom-wireless, managed care, and food and drug retailers were among the best performing sectors, returning 4.53%, 4.17% and 3.38%, respectively. Unsurprisingly, the worst performers were those issuers most impacted by the economic consequences of COVID-19, including department stores, oil field equipment and services, and air transportation, returning -63.45%, -46.71% and -40.70%, respectively.

Default activity, as measured by JP Morgan and including distressed exchanges, ended the period at 4.92%—up 345 basis points year-over-year. Default activity has been higher in 2020 due to weakness in energy, which has accounted for more than 20% of the defaults year-to-date. Additionally, there have been several large defaults across telecommunications and retail companies and default rates are expected to continue rising throughout 2020 as businesses face unprecedented operating conditions due to the spread of COVID-19.

Mutual fund flows were marginally positive with $0.9 billion of net inflows in the six-month period (which includes $11.7 billion of outflows in March and $15.6 billion of inflows in April as the markets rallied). Inflows have also supported new high yield bond issuance of $109.4 billion in the first four months of 2020—a 30% year-over-year increase. Net issuance, excluding refinancing activity, has increased 67% year-to-date in 2020, indicating a faster pace of growth for the asset class.

Strategic review and outlook: Moving forward cautiously

For the six-month period ended April 30, 2020, the Fund underperformed the benchmark on both a market price and NAV basis. Negative security selection in the B3-rated position accounted for much of the performance

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser’s Report (continued)

April 30, 2020 (unaudited)

lag, while positive positions in Caa2 offset negative positions in Ba3. From a sector perspective, negative security selection and an overweight to leisure detracted from relative performance.

We continue to monitor fundamental credit trends including the possibility of defaults. The general consensus among street strategists is for higher default rates throughout 2020, with a focus on the energy sector. High yield issuers—especially those directly affected by the pandemic and ensuing shutdowns—have experienced a series of downgrades with rating agencies in the current environment. And while these downgrades are generally negative for the high yield market, most institutional buyers tend to have flexibility within their mandates.

Thomas J. Flannery Chief Investment Officer*	John G. Popp Chief Executive Officer and President**

High yield bonds are lower-quality bonds that are also known as “junk bonds.” Such bonds entail greater risks than those found in higher-rated securities.

The Fund is non-diversified, which means it may invest a greater proportion of its assets in securities of a smaller number of issuers than a diversified fund and may therefore be subject to greater volatility.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund’s management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2020; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

[1]	Assuming reinvestment of dividends of $0.102 per share.
[2]

The ICE BofAML US High Yield Constrained Index (the “Index”) is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer’s allocation is limited to 2% of the Index. The Index does not have transaction costs and investors cannot invest directly in the Index.

*

Thomas J. Flannery, Managing Director, is the Head of the Credit Suisse U.S. High Yield Management Team. Mr. Flannery joined Credit Suisse Asset Management, LLC (“Credit Suisse”) in June 2010. He is a portfolio manager for the Credit Investments Group (“CIG”) with responsibility for trading, directing investment decisions, originating and analyzing investment opportunities. Mr. Flannery is also a member of the CIG Credit Committee and is currently a high yield bond portfolio manager and trader for CIG. Mr. Flannery joined Credit Suisse AG in 2000 from First Dominion Capital, LLC where he was an Associate. Mr. Flannery holds a B.S. in Finance from Georgetown University.

**

John G. Popp is a Managing Director of Credit Suisse and Group Head and Chief Investment Officer of CIG, with primary responsibility for making investment decisions and monitoring processes for CIG’s global investment strategies. Mr. Popp also serves as Trustee, Chief Executive Officer and President of the Credit Suisse Funds, as well as serving as Director, Chief Executive Officer and President for the Credit Suisse Asset Management Income Fund, Inc. and Trustee, Chief Executive Officer and President of the Credit Suisse High Yield Bond Fund. Mr. Popp has been associated with Credit Suisse since 1997.

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser’s Report (continued)

April 30, 2020 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2020)

S&P Ratings**

BBB	1.0%
BB	23.5
B	40.5
CCC	29.2
CC	1.3
C	0.6
D	0.0 [1]
NR	2.9

Subtotal	99.0
Equity and Other	1.0

Total	100.0%

*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
**

Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. (“S&P”). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

[1]	This amount represents less than 0.1%.

Average Annual Returns

April 30, 2020 (unaudited)

	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	(12.29)%	(0.30)%	3.54%	7.03%
Market Value	(20.53)%	(4.05)%	1.89%	5.45%

Credit Suisse may waive fees and/or reimburse expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance. Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price. Past performance is no guarantee of future results. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, NAV and market price will fluctuate. Performance information current to the most recent month end is available by calling 1-800-293-1232.

The annualized gross and net expense ratios are 2.37% and 2.20%, respectively.

Credit Suisse High Yield Bond Fund

Schedule of Investments

April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (103.4%)

Aerospace & Defense (1.9%)

$600	Howmet Aerospace, Inc., Global Senior Unsecured Notes (Callable 04/01/25 @ 100.00)	(BBB-, Ba3)	05/01/25	6.875	$612,490

460	Spirit AeroSystems, Inc., Rule 144A, Secured Notes (Callable 04/15/22 @ 103.75)(1)	(BB-, Ba2)	04/15/25	7.500	455,400

1,250	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	1,143,687

1,940	TransDigm, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/22 @ 103.13)(1)	(B+, Ba3)	03/15/26	6.250	1,907,893

					4,119,470

Air Transportation (0.5%)

1,000	Delta Air Lines, Inc., Rule 144A, Senior Secured Notes(1)	(BBB-, Baa2)	05/01/25	7.000	1,027,425

Auto Parts & Equipment (2.7%)

300	Adient U.S. LLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 104.50)(1)	(B+, Ba3)	04/15/25	9.000	314,250

2,450	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(CCC, Caa1)	11/15/26	5.625	1,610,067

1,000	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes(1)	(BB-, B3)	10/01/25	5.000	941,250

3,430	Panther Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(CCC+, B3)	05/15/27	8.500	2,922,874

					5,788,441

Building & Construction (2.6%)

600	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/22 @ 103.75)(1)	(B+, B3)	02/15/25	7.500	549,750

1,591	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB, Ba3)	05/01/26	5.625	1,570,476

1,665	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 05/29/20 @ 103.94)(1)	(B, B3)	12/15/22	7.875	1,699,632

1,753	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/20 @ 103.44)(1)	(B, B3)	08/15/23	6.875	1,761,414

					5,581,272

Building Materials (7.1%)

2,225	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 05/14/20 @ 104.13)(1)	(BB, B1)	10/01/24	5.500	2,129,992

675	Core & Main LP, Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.06)(1)	(B-, Caa2)	08/15/25	6.125	652,219

1,570	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B3)	02/01/28	5.750	1,518,347

1,970	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	1,880,562

2,500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B2)	12/15/27	4.875	2,224,000

4,900	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 05/14/20 @ 100.00)(1)	(CCC-, Caa1)	08/15/20	12.000	3,661,280

3,540	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/29/20 @ 100.00)(1)	(CCC+, Caa2)	05/15/23	9.000	2,771,077

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Building Materials

$595	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 05/14/20 @ 101.53)	(BB, B3)	07/15/23	6.125	$597,439

					15,434,916

Cable & Satellite TV (5.7%)

1,315	CSC Holdings LLC, Global Senior Unsecured Notes	(B, B3)	06/01/24	5.250	1,374,306

750	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB, Ba3)	02/01/28	5.375	774,975

525	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB, Ba3)	04/15/27	5.500	548,277

450	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/11/20 @ 102.69)(1)	(BB, Ba3)	07/15/23	5.375	457,403

800	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB, Ba3)	10/15/25	6.625	841,680

840	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B, B3)	10/15/25	10.875	911,946

1,555	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B, B3)	08/15/27	5.375	1,582,834

1,600	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,656,000

1,000	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(2)	(BB-, Ba3)	04/15/27	5.000	1,269,234

2,922	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	2,985,846

					12,402,501

Chemicals (5.7%)

2,100	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/29/20 @ 103.13)(1)	(CCC, Caa2)	02/01/25	6.250	2,005,080

2,000	Atotech Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 05/29/20 @ 102.00)(1),(3)	(CCC, Caa2)	06/01/23	8.750	1,894,600

2,200	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,962,620

1,000	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(1)	(BB-, B1)	04/30/26	5.750	947,100

300	Polyone Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/2024 @ 100.00)(1)	(BB-, Ba3)	05/15/25	5.750	304,500

272	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(4),(5),(6),(7)	(NR, NR)	05/01/18	9.000	3,667

950	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 104.00)(1),(8)	(B-, Caa1)	10/01/26	8.000	894,425

1,200	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 103.25)(1),(9)	(B-, Caa1)	10/01/26	6.500	1,256,857

1,250	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1),(8)	(B, B3)	04/15/26	6.500	1,139,125

2,625	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.31)(1)	(B-, B3)	07/15/25	5.750	1,827,656

					12,235,630

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Consumer/Commercial/Lease Financing (1.1%)

$2,600	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(B+, Ba3)	02/01/28	4.750	$2,444,000

Diversified Capital Goods (1.8%)

2,050	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	2,085,465

250	Anixter, Inc., Global Company Guaranteed Notes (Callable 09/01/25 @ 100.00)	(BB, Ba3)	12/01/25	6.000	254,325

1,500	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	1,513,950

					3,853,740

Electronics (2.1%)

2,625	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB, Ba2)	02/10/26	4.625	2,643,638

1,800	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba3)	10/01/25	5.000	1,799,640

					4,443,278

Energy - Exploration & Production (1.4%)

1,200	Laredo Petroleum, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 107.59)	(B-, B3)	01/15/28	10.125	496,356

2,718	Talos Production Finance, Inc., Global Secured Notes (Callable 05/29/20 @ 102.75)	(NR, NR)	04/03/22	11.000	1,622,636

2,500	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(1)	(B, Caa3)	11/01/23	9.750	840,625

					2,959,617

Environmental (0.3%)

625	GFL Environmental, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.56)(1)	(BB-, Ba3)	12/15/26	5.125	653,906

Forestry & Paper (0.3%)

800	Norbord, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/22 @ 102.88)(1)	(BB+, Ba1)	07/15/27	5.750	733,680

Gaming (4.1%)

825	Boyd Gaming Corp., Global Company Guaranteed Notes (Callable 08/15/21 @ 103.00)	(B+, Caa1)	08/15/26	6.000	752,483

2,500	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	2,339,125

3,405	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 05/29/20 @ 104.13)(1)	(CCC-, Caa3)	03/01/24	8.250	2,885,056

2,200	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 05/29/20 @ 105.91)(1)	(B-, B3)	02/01/24	7.875	1,682,560

1,250	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	1,269,562

					8,928,786

Gas Distribution (1.5%)

1,125	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(B+, B1)	05/15/26	6.250	947,363

2,750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 05/29/20 @ 102.81)	(B+, B1)	06/15/24	5.625	2,343,825

					3,291,188

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Health Facilities (1.1%)

$1,250	HCA, Inc., Company Guaranteed Notes (Callable 03/01/28 @ 100.00)	(BB-, Ba2)	09/01/28	5.625	$1,390,850

253	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	245,650

775	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	722,378

					2,358,878

Health Services (1.9%)

1,400	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/11/20 @ 103.84)(1)	(BB-, Ba3)	10/01/24	5.125	1,397,200

2,750	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa3)	02/01/28	9.250	2,636,563

					4,033,763

Insurance Brokerage (4.4%)

1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	1,000,950

3,530	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	3,146,113

1,200	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	1,130,520

3,910	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	3,758,487

450	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 104.00)(1)	(CCC+, Caa2)	07/15/25	8.000	421,875

					9,457,945

Investments & Misc. Financial Services (2.3%)

1,190	AG Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/01/23 @ 103.13)(1)	(B-, B2)	03/01/28	6.250	1,058,410

3,700	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B, B2)	05/01/26	8.000	3,892,770

					4,951,180

Machinery (1.4%)

150	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.50)(1)	(CCC, Caa1)	10/01/27	11.000	128,565

690	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(B+, Ba2)	07/31/27	5.750	654,810

2,300	Rexnord LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.44)(1)	(BB-, B1)	12/15/25	4.875	2,256,875

					3,040,250

Media - Diversified (0.3%)

750	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	387,825

375	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1)	(B+, Ba3)	04/15/28	5.875	268,913

					656,738

Media Content (2.0%)

1,507	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1)	(B, B2)	08/15/27	6.625	832,090

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Media Content

$925	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(BB, Ba2)	08/15/26	5.375	$707,347

750	Netflix, Inc., Global Senior Unsecured Notes	(BB-, Ba3)	02/15/25	5.875	831,030

800	Netflix, Inc., Global Senior Unsecured Notes	(BB-, Ba3)	11/15/28	5.875	908,400

898	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	951,521

					4,230,388

Metals & Mining - Excluding Steel (3.3%)

2,200	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(B+, Ba3)	01/15/24	4.875	1,897,940

2,150	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1)	(CCC+, NR)	03/01/26	6.875	1,895,548

900	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.31)(1)	(BB+, B1)	03/01/28	4.625	842,085

500	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(B+, B2)	01/30/30	4.750	441,400

3,925	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 05/29/20 @ 104.38)(1),(7)	(CCC+, Caa1)	06/15/22	8.750	2,068,671

					7,145,644

Oil Field Equipment & Services (1.0%)

1,292	Pioneer Energy Services Corp.(5),(6)	(NR, NR)	08/28/25	5.000	927,914

2,580	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 05/29/20 @ 100.00)(4)	(D, NR)	03/15/22	6.125	35,475

3,750	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(1)	(CCC+, Caa1)	02/15/25	8.250	1,181,250

					2,144,639

Packaging (3.7%)

1,000	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/11/20 @ 104.50)(1)	(B, Caa1)	02/15/25	6.000	1,007,120

650	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 02/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	672,490

2,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/29/20 @ 103.44)(1)	(CCC+, Caa2)	01/15/25	6.875	2,436,750

3,400	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	3,343,730

500	Trivium Packaging Finance B.V., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.75)(1)	(B+, B2)	08/15/26	5.500	514,850

					7,974,940

Personal & Household Products (1.1%)

2,000	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 05/29/20 @ 104.44)(1),(4)	(NR, NR)	03/15/25	8.875	30,000

1,822	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(B+, B1)	12/31/25	6.750	1,858,804

550	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/29/20 @ 103.19)(1)	(B+, B3)	03/01/24	6.375	567,985

					2,456,789

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Pharmaceuticals (4.8%)

$325	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.63)(1)	(B, B3)	01/30/30	5.250	$323,378

169	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/29/20 @ 100.00)(1)	(B, B3)	05/15/23	5.875	167,994

1,600	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 103.63)(1)	(B, B3)	05/30/29	7.250	1,714,848

2,850	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 05/29/20 @ 103.50)(1)	(BB, Ba2)	03/15/24	7.000	2,945,617

410	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.00)(1)	(CCC+, Caa2)	07/15/23	6.000	309,899

300	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.00)(1)	(CCC+, Caa2)	02/01/25	6.000	216,600

1,350	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 06/01/20 @ 102.94)(1)	(B+, B1)	10/15/24	5.875	1,309,500

1,250	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(BB-, B1)	08/01/27	5.500	1,305,813

2,619	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B-, B3)	12/15/24	4.375	2,140,509

					10,434,158

Real Estate Development & Management (0.5%)

1,100	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	1,015,657

Real Estate Investment Trusts (2.9%)

3,000	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/29/20 @ 102.63)(1)	(BB-, Ba3)	05/01/25	5.250	2,835,600

1,500	iStar, Inc., Senior Unsecured Notes (Callable 05/29/20 @ 102.63)	(BB, Ba3)	09/15/22	5.250	1,368,075

970	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(B+, Ba3)	12/15/21	5.000	912,431

1,125	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 11/01/20 @ 100.00)	(B+, Ba3)	02/01/21	3.625	1,065,656

					6,181,762

Recreation & Travel (6.2%)

1,950	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B1)	05/01/25	7.250	1,964,235

2,000	Canada’s Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(B-, B3)	04/15/27	5.375	1,791,600

1,575	Cedar Fair LP, Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.63)(1)	(B-, B3)	07/15/29	5.250	1,361,824

1,300	Merlin Entertainments Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/17/26 @ 100.00)(1)	(B, B1)	06/15/26	5.750	1,237,730

1,000	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 11/15/22 @ 103.31)(1)	(CCC+, Caa1)	11/15/27	6.625	805,000

600	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1),(8)	(B-, B3)	04/15/27	5.500	522,210

2,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/29/20 @ 103.66)(1)	(B-, B3)	07/31/24	4.875	1,903,610

400	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(1)	(BB-, Ba2)	07/01/25	7.000	415,920

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Recreation & Travel

$2,835	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB+, B1)	11/01/27	4.875	$2,370,768

920	Vail Resorts, Inc., 144A, Company Guaranteed Notes (Callable 05/15/2024 @ 100)(1)	(BB, B2)	05/15/25	6.250	953,350

					13,326,247

Restaurants (2.5%)

180	Golden Nugget, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/20 @ 104.38)(1)	(CCC, Caa3)	10/01/25	8.750	103,725

3,250	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/29/20 @ 103.38)(1)	(CCC, Caa2)	10/15/24	6.750	2,555,312

2,750	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B+, B2)	10/15/25	5.000	2,778,050

					5,437,087

Software - Services (6.5%)

890	CDK Global, Inc., Global Senior Unsecured Notes (Callable 06/01/22 @ 102.44)	(BB+, Ba1)	06/01/27	4.875	892,937

1,529	Epicor Software Corp., Rule 144A, Secured Notes (Callable 05/29/20 @ 100.00), LIBOR 3M + 7.250%(1),(10)	(CCC, Caa2)	06/30/23	8.700	1,529,042

1,593	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, B1)	12/01/27	5.250	1,644,215

1,800	Infor U.S., Inc., Company Guaranteed Notes (Callable 05/26/20 @ 100.00)(9)	(CCC+, Caa1)	05/15/22	5.750	1,968,957

1,700	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	1,688,185

235	Presidio Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/23 @ 102.44)(1)	(B, B1)	02/01/27	4.875	232,580

3,975	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/29/20 @ 105.25)(1)	(CCC+, Caa1)	03/01/24	10.500	3,975,795

1,500	SS&C Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/30/22 @ 104.13)(1)	(B+, B2)	09/30/27	5.500	1,544,550

550	WEX, Inc., Rule 144A, Senior Secured Notes (Callable 05/29/20 @ 100.79)(1)	(BB-, Ba2)	02/01/23	4.750	534,765

					14,011,026

Specialty Retail (2.4%)

733	Asbury Automotive Group, Inc. Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.38)(1)	(BB, B1)	03/01/30	4.750	618,725

61	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.25)(1)	(BB, B1)	03/01/28	4.500	51,603

1,425	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/30/21 @ 104.25)(1)	(B, B2)	10/30/25	8.500	1,396,785

1,403	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	1,367,645

2,500	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(NR, Caa2)	05/01/25	7.500	1,400,000

300	Sally Capital, Inc., Rule 144A, Secured Notes (Callable 04/30/22 @ 104.38)(1)	(BB-, Ba2)	04/30/25	8.750	305,625

					5,140,383

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Steel Producers/Products (0.6%)

$725	Allegheny Technologies, Inc., Global Senior Unsecured Notes (Callable 12/01/22 @ 102.94)(8)	(B, B2)	12/01/27	5.875	$603,563

800	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 05/29/20 @ 104.94)(1)	(B+, B2)	06/15/23	9.875	805,000

					1,408,563

Support - Services (5.1%)

50	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	42,315

1,190	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/11/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	1,233,376

2,465	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B, B2)	07/31/26	7.125	2,366,400

300	Granite Merger Sub 2, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 108.25)(1)	(CCC+, Caa1)	07/15/27	11.000	293,130

1,950	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B-, Caa1)	06/01/25	5.125	1,670,955

925	Korn Ferry, Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.31)(1)	(BB, Ba3)	12/15/27	4.625	873,663

300	Sabre Global, Inc., Rule 144A, Senior Secured Notes (Callable 03/16/25 @ 100.00)(1)	(B+, Ba3)	04/15/25	9.250	317,880

2,730	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/20 @ 103.38)(1)	(CCC+, Caa1)	06/01/25	6.750	2,665,162

445	United Rentals North America, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 102.44)	(BB-, Ba3)	01/15/28	4.875	448,048

2,864	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1)	(CCC+, NR)	05/01/25	7.875	1,177,820

					11,088,749

Tech Hardware & Equipment (1.9%)

1,750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(B-, B3)	03/15/27	5.000	1,511,650

1,950	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/20 @ 103.00)(1)	(B-, B3)	06/15/25	6.000	1,747,493

675	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(1)	(B-, B3)	03/01/27	8.250	650,126

250	CommScope, Inc., Rule 144A, Senior Secured Notes (Callable 03/01/22 @ 103.00)(1)	(B+, Ba3)	03/01/26	6.000	251,800

					4,161,069

Telecom - Wireline Integrated & Services (4.8%)

2,300	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B, B2)	05/15/26	7.500	2,408,445

650	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B, B2)	05/01/26	7.375	682,272

420	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BBB-, Ba1)	05/15/27	5.375	450,597

135	GCI LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/21 @ 103.31)(1)	(B, B3)	06/15/24	6.625	140,711

4,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/29/20 @ 105.91)(1)	(CCC-, Caa1)	12/31/24	7.875	2,415,000

2,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	2,088,500

1,676	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	1,698,710

600	Zayo Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/23 @ 103.06)(1)	(CCC+, Caa1)	03/01/28	6.125	568,332

					10,452,567

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)

Theaters & Entertainment (3.1%)

$2,995	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)	(C, Caa2)	05/15/27	6.125	$726,287

1,490	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)	(C, Caa2)	11/15/26	5.875	342,700

1,000	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 05/29/20 @ 101.63)	(BB-, B3)	06/01/23	4.875	846,250

1,265	Cinemark U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(BB+, Ba2)	05/01/25	8.750	1,290,300

200	Expedia Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/25 @ 100.00)(1)	(BBB-, Baa3)	05/01/25	6.250	204,375

550	Expedia Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/22 @ 103.50)(1)	(BBB-, Baa3)	05/01/25	7.000	561,041

400	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/21 @ 104.22)(1)	(B+, B1)	03/15/26	5.625	354,840

2,200	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/04/20 @ 103.66)(1)	(B+, B1)	11/01/24	4.875	1,964,875

500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B+, B1)	10/15/27	4.750	424,825

					6,715,493

Transport Infrastructure/Services (0.8%)

3,150	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 06/01/20 @ 100.00)(1)	(B-, Caa2)	08/15/22	11.250	1,707,458

TOTAL CORPORATE BONDS (Cost $257,195,730)					223,429,223

BANK LOANS (34.0%)

Advertising (0.2%)

597	Southern Graphics, Inc., LIBOR 3M + 3.250%(10)	(CCC+, B3)	12/31/22	4.700	323,636

850	Southern Graphics, Inc., LIBOR 3M + 7.500%(7),(10)	(CCC-, Caa3)	12/31/23	8.950	77,915

					401,551

Aerospace & Defense (0.7%)

1,897	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(10)	(CCC+, Caa2)	11/28/21	6.742	1,594,032

Auto Parts & Equipment (0.7%)

968	Dayco Products LLC, LIBOR 3M + 4.250%(6),(10)	(CCC+, Caa2)	05/19/23	5.863	726,278

1,759	Jason, Inc., LIBOR 2M + 4.500%(7),(10)	(CC, Caa3)	06/30/21	5.500	870,891

					1,597,169

Beverages (0.6%)

2,000	The Winebow Group, Inc., LIBOR 1M + 7.500%(7),(10)	(CC, Caa2)	01/02/22	8.500	1,250,000

Building & Construction (0.7%)

505	ACProducts, Inc., LIBOR 3M + 6.500%(10)	(B, B2)	08/18/25	8.192	454,592

1,095	TRC Companies, Inc., LIBOR 3M + 5.000%(6),(7),(10)	(B, B2)	06/21/24	6.450	996,116

					1,450,708

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Building Materials (1.7%)

$2,000	Airxcel, Inc., LIBOR 1M + 8.750%(7),(10)	(CCC, Ca)	04/27/26	9.154	$1,420,000

2,468	LBM Borrower LLC, LIBOR 3M + 3.750%(10)	(B+, B2)	08/20/22	4.822	2,280,065

					3,700,065

Chemicals (4.7%)

2,239	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(6),(10)	(BB-, B1)	08/27/26	6.700	2,059,650

375	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(7),(10)	(CCC, Caa2)	11/18/24	9.000	291,563

2,484	PMHC II, Inc., LIBOR 12M + 3.500%(10)	(CCC+, Caa1)	03/31/25	4.500	2,027,715

2,469	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%(10)	(B, B2)	10/15/25	5.725	2,153,984

1,767	UTEX Industries, Inc., LIBOR 1M + 4.000%(10)	(CCC, Caa1)	05/22/21	5.311	489,533

2,000	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(7),(10)	(CCC, Caa2)	10/27/25	9.863	1,360,000

2,456	Zep, Inc., LIBOR 3M + 4.000%(10)	(CCC+, Caa1)	08/12/24	5.072	1,858,063

					10,240,508

Diversified Capital Goods (0.5%)

2,045	Dynacast International LLC, LIBOR 3M + 8.500%(7),(10)	(CCC-, Caa3)	01/30/23	9.950	1,092,367

Electronics (1.9%)

1,000	CPI International, Inc., LIBOR 1M + 7.250%(6),(7),(10)	(CCC, Caa2)	07/26/25	8.250	885,000

1,200	EXC Holdings III Corp., LIBOR 3M + 7.500%(7),(10)	(CCC+, Caa2)	12/01/25	8.937	1,012,686

2,453	Oberthur Technologies S.A., LIBOR 3M + 3.750%(10)	(B-, B3)	01/10/24	5.200	2,125,678

					4,023,364

Energy - Exploration & Production (0.3%)

2,579	PES Holdings LLC, Prime + 6.990%(4),(6),(10)	(NR, NR)	12/31/22	6.990	606,062

Food - Wholesale (0.7%)

1,712	United Natural Foods, Inc., LIBOR 1M + 4.250%(10)	(B, B3)	10/22/25	4.654	1,557,008

Gas Distribution (1.8%)

2,073	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(10)	(B+, B2)	10/31/24	4.950	1,629,955

993	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(6),(10)	(B+, B2)	11/01/24	4.950	784,075

1,930	Traverse Midstream Partners LLC, LIBOR 1M + 4.000%(10)	(B+, B3)	09/27/24	5.000	1,474,692

					3,888,722

Health Facilities (0.5%)

208	Surgery Center Holdings, Inc., LIBOR 1M + 8.000%(10)	(B-, B2)	09/03/24	9.000	208,570

1,140	Western Dental Services, Inc., LIBOR 3M + 5.250%(10)	(CCC+, B3)	06/30/23	6.700	921,822

					1,130,392

Health Services (1.8%)

2,233	Athenahealth, Inc., LIBOR 3M + 4.500%(6),(10)	(B, B2)	02/11/26	5.284	2,076,793

897	Carestream Health, Inc., LIBOR 3M + 6.250%(10)	(B-, B1)	02/28/21	7.322	823,956

998	Sotera Health Holdings LLC, LIBOR 1M + 4.500%(10)	(B, B2)	12/13/26	5.500	962,961

					3,863,710

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Insurance Brokerage (1.4%)

$1,945	Acrisure LLC, LIBOR 3M + 3.500%(10)	(B, B2)	02/15/27	5.207	$1,806,229

1,245	Alera Group Holdings, Inc., LIBOR 1M + 4.000%(6),(10)	(B, B2)	08/01/25	5.070	1,163,881

					2,970,110

Investments & Misc. Financial Services (1.1%)

1,496	Advisor Group, Inc., LIBOR 1M + 5.000%(10)	(B-, B2)	07/31/26	5.404	1,237,077

215	Ditech Holding Corp., Prime + 7.000%(4),(10)	(NR, NR)	06/30/22	11.250	86,628

1,298	Duff & Phelps Corp., LIBOR 1M + 8.000%(6),(10)	(CCC, Caa2)	04/07/28	9.000	1,148,798

					2,472,503

Life Insurance (0.6%)

1,487	Vida Capital, Inc., LIBOR 2M + 6.000%(6),(10)	(B, B2)	10/01/26	6.760	1,375,359

Machinery (1.4%)

1,223	LTI Holdings, Inc., LIBOR 1M + 6.750%(7),(10)	(CCC, Caa3)	09/06/26	7.154	654,260

597	LTI Holdings, Inc., LIBOR 1M + 3.500%(10)	(CCC+, B3)	09/06/25	3.904	482,716

2,475	WireCo WorldGroup, Inc., LIBOR 6M + 9.000%(6),(7),(10)	(CCC+, Caa3)	09/30/24	10.072	1,794,375

					2,931,351

Medical Products (1.1%)

1,173	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(10)	(CCC+, B3)	06/15/23	6.060	900,197

1,489	Maravai Intermediate Holdings LLC, LIBOR 3M + 4.250%(10)	(B-, B2)	08/01/25	5.750	1,444,005

					2,344,202

Metals & Mining - Excluding Steel (1.0%)

2,292	GrafTech Finance, Inc., LIBOR 1M + 3.500%(6),(10)	(BB-, B1)	02/12/25	4.500	2,085,989

Packaging (0.1%)

800	Strategic Materials, Inc., LIBOR 3M + 7.750%(6),(7),(10)	(CC, C)	10/27/25	9.513	160,000

Personal & Household Products (0.5%)

2,750	Serta Simmons Bedding LLC, LIBOR 3M + 8.000%(10)	(C, Ca)	11/08/24	9.020	673,750

480	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(10)	(B-, B2)	11/30/23	5.200	436,135

					1,109,885

Pharmaceuticals (0.7%)

1,867	Akorn, Inc., LIBOR 1M + 13.750%(10)	(CC, Caa3)	04/16/21	14.750	1,583,084

					1,583,084

Recreation & Travel (1.9%)

1,959	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(7),(10)	(CCC, Caa3)	09/04/26	8.822	1,449,660

1,866	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(10)	(B, B3)	09/05/25	4.822	1,538,197

1,547	Hornblower Sub LLC, LIBOR 3M + 4.500%(10)	(CCC+, B3)	04/27/25	5.950	1,057,324

					4,045,181

Restaurants (0.1%)

300	Golden Nugget, LLC, LIBOR 3M + 12.000%(10)	(CCC, NR)	10/06/23	13.000	311,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)

Software - Services (2.6%)

$249	Almonde, Inc., LIBOR 6M + 3.500%(10)	(CCC+, B2)	06/13/24	4.500	$218,091

2,979	Almonde, Inc., LIBOR 6M + 7.250%(10)	(CCC-, Caa2)	06/13/25	8.250	2,562,018

750	Aston FinCo Sarl, LIBOR 1M + 4.250%(10)	(B-, B2)	10/09/26	5.114	695,625

1,000	Hyland Software, Inc., LIBOR 1M + 7.000%(10)	(CCC, Caa1)	07/07/25	7.750	940,835

610	LDiscovery LLC, LIBOR 3M + 5.875%(10)	(B, B3)	12/09/22	7.248	515,079

729	Project Leopard Holdings, Inc., LIBOR 3M + 4.250%(6),(10)	(B, B2)	07/07/23	5.700	663,783

					5,595,431

Specialty Retail (1.0%)

1,500	Boing U.S. Holdco, Inc., LIBOR 1M + 7.500%(7),(10)	(CCC, Caa2)	10/03/25	8.500	1,147,500

1,000	Sally Holdings LLC(6)	(BB+, Ba1)	07/05/24	4.500	940,000

					2,087,500

Support - Services (1.4%)

1,237	IG Investment Holdings LLC, LIBOR 3M + 4.000%(10)	(B-, B2)	05/23/25	5.450	1,042,514

1,391	Nuvei Technologies Corp., LIBOR 1M + 5.000%(6),(10)	(B-, B2)	09/29/25	6.000	1,300,405

1,000	USS Ultimate Holdings, Inc., LIBOR 3M + 7.750%(7),(10)	(CCC, Caa2)	08/25/25	9.671	765,000

					3,107,919

Telecom - Wireline Integrated & Services (0.5%)

1,125	TVC Albany, Inc., LIBOR 1M + 7.500%(6),(7),(10)	(CCC, Caa2)	07/23/26	7.900	984,375

Theaters & Entertainment (1.8%)

2,158	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(6),(10)	(B-, B3)	07/03/26	5.500	1,985,775

2,419	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(10)	(CCC+, B3)	05/18/25	3.731	1,828,692

					3,814,467

TOTAL BANK LOANS (Cost $91,843,467)					73,374,014

ASSET BACKED SECURITIES (1.9%)

Collateralized Debt Obligations (1.9%)

1,500	Anchorage Credit Opportunities CLO 1 Ltd., 2019-1A, Rule 144A, LIBOR 3M + 7.550%(1),(10)	(BB-, NR)	01/20/32	9.291	1,163,903

1,500	KKR CLO 16 Ltd., Rule 144A, LIBOR 3M + 6.750%(1),(10)	(NR, Ba3)	01/20/29	7.885	875,627

1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230%(1),(10)	(BB-, NR)	10/20/32	8.365	730,978

1,500	Symphony Credit Opportunities Fund Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060%(1),(10)	(NR, Baa3)	07/15/28	4.279	1,318,933

TOTAL ASSET BACKED SECURITIES (Cost $5,389,704)					4,089,441

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2020 (unaudited)

Number of Shares		Value

COMMON STOCKS (1.5%)

Auto Parts & Equipment (1.1%)

109,693	UCI International, Inc.(5),(6),(7),(11)	$2,413,246

Building & Construction (0.0%)

10	White Forest Resources, Inc.(5),(6),(7),(11)	—

Chemicals (0.2%)

4,893	Huntsman Corp.(7)	82,251

5,400	Project Investor Holdings LLC(5),(6),(7),(11)	54

89,998	Proppants Holdings LLC(5),(6),(7),(11)	250,195

		332,500

Energy - Exploration & Production (0.2%)

10,716	Independence Contract Drilling, Inc.(11)	83,479

111,570	PES Energy, Inc.(7),(11)	7,029

32,848	Talos Energy, Inc.(11)	374,138

		464,646

Support - Services (0.0%)

2,100	LTR Holdings LLC(5),(6),(7),(11)	7,917

865	Sprint Industrial Holdings LLC, Class G(5),(6),(7),(11)	—

78	Sprint Industrial Holdings LLC, Class H(5),(6),(7),(11)	—

192	Sprint Industrial Holdings LLC, Class I(5),(6),(7),(11)	2

		7,919

Theaters & Entertainment (0.0%)

45	NEG Holdings LLC, Litigation Trust Units(5),(6),(7),(11)	—

TOTAL COMMON STOCKS (Cost $5,611,858)		3,218,311

WARRANT (0.0%)

Chemicals (0.0%)

22,499	Project Investor Holdings LLC, expires 02/20/2022(5),(6),(7),(11) (Cost $11,699)	—

SHORT-TERM INVESTMENTS (1.4%)

3,116,923	State Street Navigator Securities Lending Government Money Market Portfolio 0.19%(12) (Cost $3,116,923)	3,116,923

TOTAL INVESTMENTS AT VALUE (142.2%) (Cost $363,169,381)		307,227,912

LIABILITIES IN EXCESS OF OTHER ASSETS (-42.2%)		(91,127,891)

NET ASSETS (100.0%)		$216,100,021

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, these securities amounted to a value of $194,003,511 or 89.8% of net assets.

(2)	This security is denominated in British Pound.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2020 (unaudited)

(3)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(4)	Bond is currently in default.

(5)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(6)	Security is valued using significant unobservable inputs.

(7)	Illiquid security (unaudited).

(8)	Security or portion thereof is out on loan (See note 2-J).

(9)	This security is denominated in Euro.

(10)	Variable rate obligation - The interest rate shown is the rate in effect as of April 30, 2020.

(11)	Non-income producing security.

(12)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2020.

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl = société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	432,314	USD	477,815	10/13/20	Deutsche Bank AG	$477,815	$475,166	$(2,649)
EUR	124,026	USD	142,693	10/13/20	Barclays Bank PLC	142,693	136,319	(6,374)
GBP	93,150	USD	115,751	10/13/20	Barclays Bank PLC	115,751	117,563	1,812
GBP	49,343	USD	58,431	10/13/20	Deutsche Bank AG	58,431	62,276	3,845
USD	416,385	EUR	375,785	10/13/20	Deutsche Bank AG	(416,385)	(413,032)	3,353
USD	150,336	EUR	137,069	10/13/20	JPMorgan Chase	(150,336)	(150,655)	(319)
USD	3,452,811	EUR	3,072,989	10/13/20	Morgan Stanley	(3,452,811)	(3,377,581)	75,230
USD	62,172	GBP	50,207	10/13/20	Deutsche Bank AG	(62,172)	(63,366)	(1,194)
USD	36,316	GBP	29,081	10/13/20	JPMorgan Chase	(36,316)	(36,702)	(386)
USD	1,334,381	GBP	1,080,182	10/13/20	Morgan Stanley	(1,334,381)	(1,363,281)	(28,900)

								$44,418

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Assets and Liabilities

April 30, 2020 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $3,116,923 (Cost $363,169,381) (Note 2)	$307,227,912	[1]
Cash	6,823,234
Foreign currency at value (Cost $75,296)	75,254
Interest receivable	5,304,194
Receivable for investments sold	705,449
Unrealized appreciation on forward foreign currency contracts (Note 2)	84,240
Prepaid expenses and other assets	16,350

Total assets	320,236,633

Liabilities
Investment advisory fee payable (Note 3)	204,098
Administrative services fee payable (Note 3)	22,585
Loan payable (Note 4)	97,000,000
Payable for investments purchased	3,566,880
Payable upon return of securities loaned (Note 2)	3,116,923
Interest payable	56,529
Trustees’ fee payable	44,895
Unrealized depreciation on forward foreign currency contracts (Note 2)	39,822
Accrued expenses	84,880

Total liabilities	104,136,612

Net Assets
Applicable to 103,507,402 shares outstanding	$216,100,021

Net Assets
Capital stock, $.001 par value (Note 6)	103,507
Paid-in capital (Note 6)	298,367,409
Total distributable earnings (loss)	(82,370,895)

Net assets	$216,100,021

Net Asset Value Per Share ($216,100,021 / 103,507,402)	$2.09

Market Price Per Share	$1.85

[1]	Includes $3,083,628 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Operations

For the Six Months Ended April 30, 2020 (unaudited)

Investment Income
Interest	$12,395,503
Dividends	81,121
Other	11,029
Securities lending (net of rebates)	26,582

Total investment income	12,514,235

Expenses
Investment advisory fees (Note 3)	1,596,909
Administrative services fees (Note 3)	34,092
Interest expense (Note 4)	1,056,570
Trustees’ fees	60,242
Commitment fees (Note 4)	46,828
Legal fees	44,754
Printing fees	28,739
Audit and tax fees	25,047
Custodian fees	22,861
Stock exchange listing fees	16,639
Transfer agent fees (Note 3)	12,276
Insurance expense	3,573
Miscellaneous expense	5,179

Total expenses	2,953,709
Less: fees waived (Note 3)	(211,338)

Net expenses	2,742,371

Net investment income	9,771,864

Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(1,768,020)
Net realized gain from foreign currency transactions	1,244
Net change in unrealized appreciation (depreciation) from investments	(44,154,333)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(718)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	168,391

Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	(45,753,436)

Net decrease in net assets resulting from operations	$(35,981,572)

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
From Operations
Net investment income	$9,771,864	$20,025,305
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(1,766,776)	(889,970)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(43,986,660)	841,171

Net increase (decrease) in net assets resulting from operations	(35,981,572)	19,976,506

From Distributions
From distributable earnings	(10,505,853)	(19,793,295)
Return of Capital	—	(3,903,530)

Net decrease in net assets resulting from distributions	(10,505,853)	(23,696,825)

From Capital Share Transactions (Note 6)
Reinvestment of dividends	19,719	55,828

Net increase in net assets from capital share transactions	19,719	55,828

Net decrease in net assets	(46,467,706)	(3,664,491)
Net Assets
Beginning of period	262,567,727	266,232,218

End of period	$216,100,021	$262,567,727

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Cash Flows

April 30, 2020 (unaudited)

Reconcilation of Net Decrease in Net Assets from Operations to Net Cash Provided by Operating Activities
Net decrease in net assets resulting from operations		$(35,981,572)

Adjustments to Reconcile Net Decrease in Net Assets from Operations to Net Cash Provided by Operating Activities
Increase in interest receivable	$(200,146)
Increase in accrued expenses	12,000
Decrease in payable upon return of securities loaned	(8,265,342)
Increase in interest payable	31,626
Increase in prepaid expenses and other assets	(9,063)
Decrease in advisory fees payable	(42,908)
Net amortization of discount on investments	(435,091)
Purchases of long-term securities, net of change in payable for investments purchased	(65,314,215)
Sales of long-term securities, net of change in receivable for investments sold	57,770,031
Net proceeds from sales (purchases) of short-term securities	7,192,467
Net change in unrealized (appreciation) depreciation from investments and forward foreign currency contracts	43,985,942
Net realized loss from investments	1,768,020
Total adjustments		36,493,321

Net cash provided by operating activities[1]		$511,749

Cash Flows From Financing Activities
Borrowings on revolving credit facility	12,000,000
Repayments of credit facility	(7,000,000)
Cash dividends paid	(10,486,134)

Net cash provided by financing activities		(5,486,134)

Net decrease in cash		(4,974,385)
Cash — beginning of period		11,872,873

Cash — end of period		$6,898,488

Non-Cash Activity:
Issuance of shares through dividend reinvestments		$19,719

[1]	Included in net cash provided by operating activities is cash of $1,024,944 paid for interest on borrowings.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Financial Highlights

	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31,
		2019	2018	2017	2016	2015
Per share operating performance
Net asset value, beginning of period	$2.54	$2.57	$2.80	$2.62	$2.62	$3.04

INVESTMENT OPERATIONS
Net investment income[1]	0.09	0.20	0.21	0.23	0.25	0.26
Net gain (loss) on investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.44)	(0.00)[2]	(0.19)	0.22	0.03	(0.39)

Total from investment activities	(0.35)	0.20	0.02	0.45	0.28	(0.13)

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.10)	(0.19)	(0.21)	(0.22)	(0.24)	(0.29)
Return of capital	—	(0.04)	(0.04)	(0.05)	(0.04)	—

Total dividends and distributions	(0.10)	(0.23)	(0.25)	(0.27)	(0.28)	(0.29)

CAPITAL SHARE TRANSACTIONS
Increase to net asset value due to shares issued through at-the-market offerings	—	—	—	0.00 [2]	—	0.00 [2]

Net asset value, end of period	$2.09	$2.54	$2.57	$2.80	$2.62	$2.62

Per share market value, end of period	$1.85	$2.53	$2.35	$2.84	$2.44	$2.40

TOTAL INVESTMENT RETURN[3]
Net asset value	(13.81)%	8.54%	0.68%	17.90%	12.75%	(3.96)%
Market value	(23.41)%	18.23%	(9.23)%	28.40%	14.63%	(14.28)%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$216,100	$262,568	$266,232	$287,967	$261,610	$262,119
Ratio of expenses to average net assets	2.20%[4]	2.70%	2.59%	2.14%	2.04%	1.87%
Ratio of expenses to average net assets excluding interest expense	1.35%[4]	1.37%	1.41%	1.38%	1.45%	1.37%
Ratio of net investment income to average net assets	7.84%[4]	7.60%	7.81%	8.19%	10.07%	9.28%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.17%[4]	0.16%	0.15%	0.15%	0.17%	0.15%
Average debt per share	$0.91	$1.06	$1.20	$1.13	$1.11	$1.37
Asset Coverage per $1,000 of Indebtedness	$3,228	$3,854	$3,147	$3,482	$3,567	$3,070
Portfolio turnover rate	18%	32%	42%	65%	49%	41%

[1]	Per share information is calculated using the average shares outstanding method.

[2]	This amount represents less than $0.01 or $(0.01) per share.

[3]

Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and market price. Total returns for periods less than one year are not annualized.

[4]	Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements

April 30, 2020 (unaudited)

Note 1. Organization

Credit Suisse High Yield Bond Fund (the “Fund”) is a business trust organized under the laws of the State of Delaware on April 30, 1998. The Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s principal investment objective is to seek high current income. The Fund also will seek capital appreciation as a secondary objective, to the extent consistent with its objective of seeking high current income.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$222,497,642	$931,581		$223,429,223
Bank Loans	—	51,637,300	21,736,714		73,374,014
Asset Backed Securities	—	4,089,441	—		4,089,441
Common Stocks	539,868	7,029	2,671,414		3,218,311
Warrants	—	—	0	(1)	0	(1)
Short-term Investment	—	3,116,923	—		3,116,923

	$539,868	$281,348,335	$25,339,709		$307,227,912

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$84,240	$—		$84,240

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$39,822	$—		$39,822

(1)	Includes zero valued securities.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of April 30, 2020 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2019	$3,667	$16,330,150	$3,699,110	$0	(1)	$20,032,927
Accrued discounts (premiums)	—	24,034	—	—		24,034
Purchases	1,292,000	9,461,536	—	—		10,753,536
Sales	—	(4,469,528)	—	—		(4,469,528)
Realized gain (loss)	—	(281,031)	—	—		(281,031)
Change in unrealized appreciation (depreciation)	(364,086)	(2,715,815)	(1,027,696)	—		(4,107,597)
Transfers into Level 3	—	8,114,737	—	—		8,114,737
Transfers out of Level 3	—	(4,727,369)	—	—		(4,727,369)

Balance as of April 30, 2020	$931,581	$21,736,714	$2,671,414	$0	(1)	$25,339,709

Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2020	$(364,086)	$(1,962,297)	$(1,027,696)	$—		$(3,354,079)

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 04/30/2020	Valuation Techniques	Unobservable Input	Range (Weighted Average)*
Corporate Bonds	$3,667	Income Approach	Expected Remaining Distribution	0.01 (N/A)
	$927,914	Market Approach	EBITDA Multiples	3.7 (N/A)
Bank Loans	$21,736,714	Vendor Pricing	Single Broker Quote	$0.20-$0.94 ($0.87)
Common Stocks	$2	Income Approach	Expected Remaining Distribution	$0.00-$0.01 ($0.01)
	$258,166	Market Approach	EBITDA Multiples	0.0-3.8 (2.8)
	$2,413,246	Vendor Pricing	Single Broker Quote	$22.00 (N/A)
Warrants	$0	Market Approach	EBITDA Multiples	8.5 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2020, $8,114,737 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $4,727,369 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2020 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2020.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate forward contracts	$84,240	$39,822	$—	$168,391

For the six months ended April 30, 2020, the Fund held an average monthly value on a net basis of $5,219,981 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund’s derivative assets, net of related collateral held by the Fund, at April 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$1,812	$ (1,812)	$—	$—	$—
Deutsche Bank	7,198	(3,843)	—	—	3,355
Morgan Stanley	75,230	(28,900)	—	—	46,330

	$84,240	$ (34,555)	$—	$—	$49,685

(a)	Forward foreign currency contracts are included.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund’s derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2020:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$6,374	$ (1,812)	$—	$—	$4,562
Deutsche Bank	3,843	(3,843)	—	—	—
JPMorgan Chase	705	—	—	—	705
Morgan Stanley	28,900	(28,900)	—	—	—

	$39,822	$ (34,555)	$—	$—	$5,267

(a)	Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into US dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis and records them on ex-date. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund’s dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of common stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund’s intention to continue to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships (“Qualifying Income”).

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund’s uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company (“SSB”), the Fund’s custodian.

H) CASH FLOW INFORMATION — Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities, including domestic and foreign currencies. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income/expense recognized on investment securities.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund’s open forward currency contracts at April 30, 2020 are disclosed in the Schedule of Investments.

J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of April 30, 2020, the fund has no unfunded loan commitments.

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund’s securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund’s securities lending agent. As of April 30, 2020, the Fund had investment securities on loan with a fair value of $3,083,628. Collateral received for securities loaned and a related liability of $3,116,923 are presented gross in the Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently with the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. As of April 30, 2020, the value of the related collateral exceeded the value of the securities loaned.

The Fund’s securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the six months ended April 30, 2020, total earnings from the Fund’s investment in cash collateral received in connection with securities lending arrangements was $65,129, of which $29,661 was rebated to borrowers (brokers). The Fund retained $26,582 in income from the cash collateral investment, and SSB, as lending agent, was paid $8,886.

L) OTHER — Lower-rated debt securities (commonly known as “junk bonds”) possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund’s net asset value.

M) RECENT ACCOUNTING PRONOUNCEMENTS — In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

N) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2020, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 1.00% of the first $250 million of the average weekly value of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) and 0.75% of the average weekly value of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) greater than $250 million. Effective January 1, 2011, Credit Suisse has agreed to waive 0.15% of the fees payable under the Advisory Agreement up to $200 million and 0.25% of the fees payable under the Advisory Agreement on the next $50 million. For the six months ended April 30, 2020, investment advisory fees earned and voluntarily waived were $1,596,909 and $211,338, respectively. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

SSB serves as Accounting and Administrative Agent for the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2020, administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $34,092.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

Note 4. Line of Credit

The Fund has a line of credit provided by SSB primarily to leverage its investment portfolio (the “Agreement”). The Fund may borrow the lesser of: a) $140,000,000; b) an amount that is no greater than 33 1/3% of the Fund’s total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage); and c) the Borrowing Base as defined in the Agreement. Under the terms of the Agreement, the Fund pays a commitment fee of 0.25% on the unused amount. In addition, the Fund pays interest on borrowings at LIBOR plus a spread. At April 30, 2020, the Fund had loans outstanding under the Agreement of $97,000,000. The Agreement was renewed on November 22, 2019 with a new termination date of November 20, 2020. During the six months ended April 30, 2020, the Fund had borrowings under the Agreement as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding	Interest Expense
$94,148,352	2.22%	$98,000,000	$1,056,570

The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for shareholders including the likelihood of greater volatility of net asset value and market price of the Fund’s shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, Credit Suisse in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances. During periods in which the Fund is utilizing leverage, the management fee will be higher than if the Fund did not utilize a leveraged capital structure because the fee is calculated as a percentage of the managed assets including those purchased with leverage.

Certain types of borrowings by the Fund may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The securities held by the Fund are subject to a lien granted to the lender, to the extent of the borrowing outstanding and any additional expenses. The Fund’s lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. There is no guarantee that the Fund’s borrowing arrangements or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Expiration or termination of available financing for leveraged positions can result in adverse effects to the Fund’s access to liquidity and its ability to maintain leverage positions, and may cause the Fund to incur losses. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund’s assets may have particular adverse consequences in instances where the Fund has borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender requiring the Fund to sell assets at a time when it may not be in the Fund’s best interest to do so.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2020 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2020, purchases and sales of investment securities (excluding short-term investments) were $64,438,892 and $57,839,604, respectively.

Note 6. Fund Shares

The Fund offers a Dividend Reinvestment Plan (the “Plan”) to its common stockholders. By participating in the Plan, dividends and distributions will be promptly paid to stockholders in additional shares of common stock of the Fund. The number of shares to be issued will be determined by dividing the total amount of the distribution payable by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution to purchase shares of Fund common stock in the open market.

The Fund has one class of shares of beneficial interest, par value $.001 per share; an unlimited number of shares are authorized. Transactions in shares of beneficial interest of the Fund were as follows:

	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
Shares issued through at-the-market offerings	—	—
Shares issued through reinvestment of dividends	7,794	21,837

Net increase	7,794	21,837

Note 7. Shelf Offering

The Fund has an effective “shelf” registration statement. The shelf registration statement enables the Fund to issue up to $90,000,000 in proceeds through one or more public offerings. Shares may be offered at prices and terms to be set forth in one or more supplements to the Fund’s prospectus included in the shelf registration statement. Transactions in shares of common stock in at-the-market offerings, resulting in proceeds (net of commissions) to the Fund were as follows:

	For the Period Ended April 30, 2020	For the Year Ended October 31, 2019
Shares issued through at-the-market offerings	—	—
Proceeds (net of commissions)	$—	$—

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse High Yield Bond Fund

Shareholder Meeting Results (unaudited)

On February 11, 2020, the Annual Meeting of Shareholders of the Credit Suisse High Yield Bond Fund (the “Fund”) was held and the following matter was voted upon:

(1) To elect one Trustee to the Board of Trustees of the Fund:

NOMINEE	“FOR” NOMINEE	WITHHELD
Jeffrey E. Garten	79,857,437	5,251,941

In addition to the Trustee elected at the meeting, Laura A. DeFelice, Mahendra R, Gupta, John G. Popp and Steven N. Rappaport continue to serve as Trustees of the Fund.

Credit Suisse High Yield Bond Fund

Board Approval of Investment Management Agreement (unaudited)

In approving the renewal of the current Advisory Agreement for the Credit Suisse High Yield Bond Fund (the “Fund”), the Board of Trustees of the Fund (the “Board”), including all of the Trustees who are not “interested persons” of the Fund as defined in the Investment Company Act of 1940 (the “Independent Trustees”), at a Special Telephonic Meeting held on November 5, 2019 where the Board discussed information and materials previously provided to them in connection with the renewal of the Advisory Agreement and at an in-person meeting held on November 11 and 12, 2019 considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual investment advisory fee rate of 1.00% of the average weekly value of the Fund’s total assets minus the sum of accrued liabilities (other than aggregate indebtedness constituting leverage) (the “Managed Assets”) less than or equal to $250 million and 0.75% of the Managed Assets greater than $250 million (the “Contractual Advisory Fee”) in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC (“Credit Suisse”). The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund and considered the actual fee rate of 0.817% paid by the Fund after taking waivers and breakpoints into account (the “Net Advisory Fee”). The Board noted that Credit Suisse, at the Board’s request, had revised the voluntary waiver as of January 1, 2011 so that it was voluntarily waiving 0.15% of the fees payable under the Advisory Agreement up to $200 million and 0.25% of the fees payable under the Advisory Agreement on the next $50 million. The Board acknowledged that voluntary fee waivers could be discontinued at any time but had received assurances that such waivers would remain in place over the next year.

Additionally, the Board considered information comparing the Contractual Advisory Fee less waivers and/or reimbursements (“Net Advisory Fee”) and the Fund’s overall expenses with those of funds in both the relevant expense group (“Expense Group”) and universe of funds (“Expense Universe”) provided by Broadridge, an independent provider of investment company data. The Board noted that the advisory fees and overall expenses were within the range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse which, in addition to portfolio management and investment advisory services set forth in the Advisory Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund’s non-advisory functions which included accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund’s credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board also considered Credit Suisse’s compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 – Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse’s senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments,

Credit Suisse High Yield Bond Fund

Board Approval of Investment Management Agreement (unaudited) (continued)

as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse’s representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts such as separate accounts as well as the services offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board considered the performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group (“Performance Group”) and universe of funds (“Performance Universe”) for the Fund provided in the Broadridge materials. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and Performance Universe. The Board considered that the Fund has continued to trade well, either at a premium or a small discount to net asset value. The Board also considered the positive investment performance of the Fund over various investment periods relative its stated objectives as well as the performance of the Fund relative to its peers.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected Credit Suisse’s methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse’s profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Fund’s Contractual Advisory Fee had breakpoints that would allow investors to benefit directly in the form of lower fees as Fund assets grow, as well as the current voluntary expense waiver. Additionally, the Board noted the Fund’s current at-the-market offering as a result of the Fund’s shares trading at a premium to its net asset value and that between July and October, 2017, the Fund sold and issued approximately 2,869,600 new shares for a net profit/increase in assets of approximately $8,083,146. The Board received information regarding Credit Suisse’s profitability in connection with providing advisory services to the Fund, including Credit Suisse’s costs in providing the services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse’s businesses and its reputation as a result of its relationship with the Fund (such as the ability to market its

Credit Suisse High Yield Bond Fund

Board Approval of Investment Management Agreement (unaudited) (continued)

advisory services to other clients or investors including separate account or third party sub-advised mandates or other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution and their policies and practices regarding soft dollars and reviewed Credit Suisse’s method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives from Credit Suisse throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse’s compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•

The Contractual Advisory Fee and Net Advisory Fee, reviewed along with information provided by Broadridge for funds in the Fund’s Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•

The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•

In light of the costs of providing investment management and other services to the Fund and Credit Suisse’s ongoing commitment to the Fund and willingness to waive fees, Credit Suisse’s net profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•	In light of the information received and considered by the Board, the Fund’s current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse High Yield Bond Fund

Change in Independent Registered Public Accounting Firm (unaudited)

Effective June 25, 2020, KPMG LLP (“KPMG”) was dismissed as the independent registered public accounting firm to the Fund. The Audit Committee of the Board participated in, and approved, the decision to change the independent registered public accounting firm on June 25, 2020. KPMG’s reports on the Fund’s financial statements for the fiscal periods ended October 31, 2019 and October 31, 2018 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended October 31, 2019 and October 31, 2018 and the subsequent interim period through June 25, 2020, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Board approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm for the fiscal year ending October 31, 2020. During the Fund’s fiscal periods ended October 31, 2019 and October 31, 2018 and the subsequent interim period through June 25, 2020, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Credit Suisse High Yield Bond Fund

Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use (“individual investors”). Specified sections of this notice, however, also apply to other types of investors (called “institutional investors”). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•

Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•

Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•

We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•

We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•

In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse High Yield Bond Fund

Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

•

To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 19, 2020.

Credit Suisse High Yield Bond Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	By calling 1-800-293-1232

•	On the Fund’s website, www.credit-suisse.com/us/funds

•	On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov.

Funds Managed by Credit Suisse Asset Management, LLC

CLOSED-END FUNDS

Fixed Income

Credit Suisse Asset Management Income Fund, Inc. (NYSE American: CIK)

Credit Suisse High Yield Bond Fund (NYSE American: DHY)

Literature Request — Call today for free descriptive information on the closed-ended funds listed above at 1-800-293-1232 or visit our website at www.credit-suisse.com/us/funds

OPEN-END FUNDS

Credit Suisse Commodity Return Strategy Fund	Credit Suisse Strategic Income Fund
Credit Suisse Floating Rate High Income Fund	Credit Suisse Managed Futures Strategy Fund
Credit Suisse Multialternative Strategy Fund

Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 1-877-870-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

DHY-SAR-0420

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated December 27, 2019.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	July 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	July 9, 2020

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Financial Officer and Treasurer
Date:	July 9, 2020